One Commerce Square
Philadelphia, PA 19103

Delaware Investments
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1933 Act Rule 497(j)
File No. 33-11419
1940 Act File No. 811-4997

February 7, 2002
Filed via EDGAR (CIK #0000809821)
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Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  File No. 33-11419
     DELAWARE GROUP EQUITY FUNDS V
     DELAWARE SMALL CAP VALUE FUND
     DELAWARE SMALL CAP CONTRARIAN FUND
     DELAWARE RETIREMENT INCOME FUND
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Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectuses and the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 29, the most recent Post-Effective Amendment of Delaware Group Equity Funds V. Post-Effective Amendment No. 29 was filed electronically with the Commission on January 31, 2002 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

/s/ Kathryn R. Williams
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Kathryn R. Williams
Assistant Vice President/
Counsel